                                                  Filed Pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated September 17, 2003
       to the Prospectus for Institutional and Administrative Class Shares
                             Dated November 1, 2002

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

            Disclosure Relating to the PIMCO NFJ Small-Cap Value Fund

     Effective on or about November 30, 2003, the Fund Summary for the PIMCO NFJ Small-Cap Value Fund will be revised to indicate that the Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations of between $100 million and $1.8 billion at the time of investment. Previously, the Fund Summary for the PIMCO NFJ Small-Cap Value Fund indicated that the Fund sought to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations of between $100 million and $1.5 billion at the time of investment. Accordingly, the Summary Information table on page 5 of the Prospectus will also be revised to indicate that the Fund has an approximate capitalization range of between $100 million and $1.8 billion.

                                                  Filed Pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated September 17, 2003
                  to the Prospectus for Class A, B and C Shares
                          of PIMCO Domestic Stock Funds
                             Dated November 1, 2002

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

            Disclosure Relating to the PIMCO NFJ Small-Cap Value Fund

     Effective on or about November 30, 2003, the Fund Summary for the PIMCO NFJ Small-Cap Value Fund will be revised to indicate that the Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations of between $100 million and $1.8 billion at the time of investment. Previously, the Fund Summary for the PIMCO NFJ Small-Cap Value Fund indicated that the Fund sought to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations of between $100 million and $1.5 billion at the time of investment. Accordingly, the Summary Information table on page 4 of the Prospectus will also be revised to indicate that the Fund has an approximate capitalization range of between $100 million and $1.8 billion.

                                                  Filed Pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated September 17, 2003
                      to the Prospectus for Class D Shares
                          of PIMCO Domestic Stock Funds
                             Dated November 1, 2002

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

            Disclosure Relating to the PIMCO NFJ Small-Cap Value Fund

     Effective on or about November 30, 2003, the Fund Summary for the PIMCO NFJ Small-Cap Value Fund will be revised to indicate that the Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations of between $100 million and $1.8 billion at the time of investment. Previously, the Fund Summary for the PIMCO NFJ Small-Cap Value Fund indicated that the Fund sought to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations of between $100 million and $1.5 billion at the time of investment. Accordingly, the Summary Information table on page 5 of the Prospectus will also be revised to indicate that the Fund has an approximate capitalization range of between $100 million and $1.8 billion.

                                                  Filed Pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated September 17, 2003
                      to the Prospectus for Class R Shares
                              of PIMCO Stock Funds
                             Dated December 31, 2002

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

            Disclosure Relating to the PIMCO NFJ Small-Cap Value Fund

     Effective on or about November 30, 2003, the Fund Summary for the PIMCO NFJ Small-Cap Value Fund will be revised to indicate that the Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations of between $100 million and $1.8 billion at the time of investment. Previously, the Fund Summary for the PIMCO NFJ Small-Cap Value Fund indicated that the Fund sought to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations of between $100 million and $1.5 billion at the time of investment. Accordingly, the Summary Information table on page 3 of the Prospectus will also be revised to indicate that the Fund has an approximate capitalization range of between $100 million and $1.8 billion.